Concessions payable (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Concessions Payable

	December 31, 2017			December 31, 2016
	Leases	Concessions	Total	Total
Payables
Rumo Malha Sul	36,136	29,414	65,550	73,707
Rumo Malha Paulista	28,726	19,413	48,139	52,979

	64,862	48,827	113,689	126,686
Court Discussion
Rumo Malha Paulista	1,415,664	119,806	1,535,470	1,345,722
Rumo Malha Oeste	1,208,891	75,284	1,284,175	1,135,398

	2,624,555	195,090	2,819,645	2,481,120

Total	2,689,417	243,917	2,933,334	2,607,806

Current			27,413	27,662

Non-current			2,905,921	2,580,144

Summary of judicial deposits	Judicial deposits at December 31, 2017 concerning the above claims totaled:

	December 31, 2017	December 31, 2016
Rumo Paulista	119,806	118,820
Rumo Oeste	20,690	19,464

	140,496	138,284